Asset Transfer In	12 Months Ended
Dec. 31, 2025
EBP 031
Asset Transfer In [Line Items]
Asset Transfer In	Asset Transfer In
Assets of $10,593,182 relating to the plan merger of the Troemner LLC Cash and Deferred Profit Sharing Plan and Trust, which was effective December 31, 2024, were received by the Plan in January 2025.

Assets of $196,091 relating to the plan merger of the Biotix, Inc. 401(k) Plan, which was effective December 31, 2023, were received by the Plan in January 2024.